SCOPE OF CONSOLIDATION - Other Associates and Joint Ventures that are not Individually Material (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Associates	$ 2,871,000,000	$ 2,854,000,000
Joint ventures	1,011,000,000	1,249,000,000
Investments in associates and joint ventures	4,906,000,000	5,084,000,000
Al Jubail | Joint Venture
Disclosure of transactions between related parties [line items]
Cash advances and loans made to related parties, nominal value	140,000,000
Loss recognized against the shareholder loans	(9,000,000)
Loan receivable	131,000,000	152,000,000
Aggregated individually immaterial joint ventures
Disclosure of transactions between related parties [line items]
Joint ventures	714,000,000	644,000,000
Income (loss) from continuing operations	80,000,000	23,000,000
Other comprehensive income (loss)	2,000,000	10,000,000
Total comprehensive income (loss)	82,000,000	33,000,000
Al Jubail
Disclosure of transactions between related parties [line items]
Joint ventures	$ 0
Proportion of ownership interest in joint venture	40.80%
Aggregated individually immaterial associates
Disclosure of transactions between related parties [line items]
Associates	$ 310,000,000	337,000,000
Income (loss) from continuing operations	8,000,000	16,000,000
Other comprehensive income (loss)	(5,000,000)	0
Total comprehensive income (loss)	3,000,000	16,000,000
Aggregated individually immaterial associates | Aggregated individually immaterial joint ventures
Disclosure of transactions between related parties [line items]
Investments in associates and joint ventures	1,024,000,000	981,000,000
Income (loss) from continuing operations	88,000,000	39,000,000
Other comprehensive income (loss)	(3,000,000)	10,000,000
Total comprehensive income (loss)	$ 85,000,000	$ 49,000,000